Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42951
Registrant Name	WeShop Holdings Limited
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Hawk House, 22 The Esplanade
Entity Address, Postal Zip Code	JE1 1HH
Entity Address, City or Town	Jersey
Entity Address, Country	JE
Title of 12(b) Security	Class A ordinary shares, no par value
Trading Symbol	WSHP
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Central Index Key	0002048271
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A - Ordinary Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	10,963,783
Class B - Ordinary Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	12,500,000
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	Hawk House, 22 The Esplanade
Entity Address, Postal Zip Code	JE1 1HH
Entity Address, City or Town	St Helier
Entity Address, Country	JE
Contact Personnel Name	Johnny Hickling
Country Region	44
City Area Code	808
Local Phone Number	196-8324
Contact Personnel Email Address	corporate@we.shop